Investment Portfolio	as of March 31, 2022 (Unaudited)
DWS CROCI® U.S. VIP
	Shares	Value ($)

Common Stocks 99.6%
Communication Services 9.7%
Interactive Media & Services 8.3%
Alphabet, Inc. "A"*	1,978	5,501,510
Meta Platforms, Inc. "A"*	27,730	6,166,043
		11,667,553
Media 1.4%
Fox Corp. "A"	49,949	1,970,488
Consumer Discretionary 9.3%
Hotels, Restaurants & Leisure 0.6%
Boyd Gaming Corp.	12,559	826,131
Household Durables 2.7%
D.R. Horton, Inc.	45,633	3,400,115
Garmin Ltd.	3,227	382,754
		3,782,869
Internet & Direct Marketing Retail 1.0%
eBay, Inc.	25,438	1,456,580
Multiline Retail 2.5%
Dollar General Corp.	15,417	3,432,287
Specialty Retail 2.3%
AutoNation, Inc.*	9,653	961,246
Bath & Body Works, Inc.	6,560	313,568
Lowe's Companies, Inc.	8,374	1,693,139
Signet Jewelers Ltd.	4,448	323,369
		3,291,322
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc.	8,717	323,837
Consumer Staples 5.3%
Food & Staples Retailing 1.9%
Kroger Co.	45,993	2,638,618
Food Products 2.0%
J M Smucker Co.	10,354	1,402,035
Tyson Foods, Inc. "A"	15,596	1,397,870
		2,799,905
Tobacco 1.4%
Altria Group, Inc.	38,170	1,994,383
Energy 1.6%
Oil, Gas & Consumable Fuels
ConocoPhillips	7,035	703,500

ONEOK, Inc.	7,240	511,361
Pioneer Natural Resources Co.	4,398	1,099,632
		2,314,493
Financials 12.4%
Banks 5.7%
Bank of America Corp.	40,279	1,660,300
Citigroup, Inc.	40,929	2,185,609
JPMorgan Chase & Co.	15,561	2,121,275
U.S. Bancorp.	39,958	2,123,768
		8,090,952
Capital Markets 1.8%
Bank of New York Mellon Corp.	18,186	902,571
State Street Corp.	18,188	1,584,539
		2,487,110
Consumer Finance 4.9%
Capital One Financial Corp.	27,251	3,577,784
Discover Financial Services	12,955	1,427,511
Synchrony Financial	52,465	1,826,307
		6,831,602
Health Care 24.3%
Biotechnology 7.3%
AbbVie, Inc.	25,819	4,185,518
Gilead Sciences, Inc.	19,913	1,183,828
Regeneron Pharmaceuticals, Inc.*	5,962	4,163,980
Vertex Pharmaceuticals, Inc.*	2,883	752,376
		10,285,702
Health Care Providers & Services 4.1%
HCA Healthcare, Inc.	5,874	1,472,142
Laboratory Corp. of America Holdings*	8,114	2,139,337
Quest Diagnostics, Inc.	12,703	1,738,533
Tenet Healthcare Corp.*	4,997	429,542
		5,779,554
Pharmaceuticals 12.9%
Bristol-Myers Squibb Co.	94,565	6,906,082
Johnson & Johnson	36,899	6,539,610
Merck & Co., Inc.	6,050	496,403
Pfizer, Inc.	80,294	4,156,820
		18,098,915
Industrials 4.9%
Air Freight & Logistics 2.9%
C.H. Robinson Worldwide, Inc.	3,911	421,254
Expeditors International of Washington, Inc.	34,798	3,589,762
		4,011,016
Industrial Conglomerates 1.3%
3M Co.	12,634	1,880,950
Machinery 0.4%
Stanley Black & Decker, Inc.	4,517	631,431
Professional Services 0.3%
ManpowerGroup, Inc.	3,971	372,956

Information Technology 26.9%
Communications Equipment 1.7%
Cisco Systems, Inc.	42,836	2,388,535
Electronic Equipment, Instruments & Components 1.1%
Flex Ltd.*	21,151	392,351
Jabil, Inc.	18,481	1,140,832
		1,533,183
IT Services 5.8%
Amdocs Ltd.	41,294	3,394,780
Cognizant Technology Solutions Corp. "A"	34,676	3,109,397
International Business Machines Corp.	13,118	1,705,602
		8,209,779
Semiconductors & Semiconductor Equipment 8.0%
Applied Materials, Inc.	16,727	2,204,619
Broadcom, Inc.	5,010	3,154,697
KLA Corp.	3,163	1,157,848
Lam Research Corp.	1,899	1,020,921
Micron Technology, Inc.	17,466	1,360,427
QUALCOMM, Inc.	12,258	1,873,267
Teradyne, Inc.	4,427	523,404
		11,295,183
Software 6.1%
Microsoft Corp.	7,433	2,291,668
Oracle Corp.	29,284	2,422,666
SS&C Technologies Holdings, Inc.	51,804	3,886,336
		8,600,670
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	27,753	4,845,951
Hewlett Packard Enterprise Co.	25,022	418,118
HP, Inc.	15,574	565,336
		5,829,405
Materials 5.2%
Chemicals 3.3%
LyondellBasell Industries NV "A"	33,700	3,465,034
Olin Corp.	24,383	1,274,743
		4,739,777
Containers & Packaging 0.3%
Westrock Co.	8,303	390,490
Metals & Mining 1.6%
Nucor Corp.	15,224	2,263,048
Total Common Stocks (Cost $130,495,535)		140,218,724

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.28% (a) (Cost $631,425)	631,424	631,424

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $131,126,960)	100.1	140,850,148
Other Assets and Liabilities, Net	(0.1)	(132,257)
Net Assets	100.0	140,717,891

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (a) (b)
763,000	—	763,000 (c)	—	—	98	—	—	—
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund , 0.28% (a)
572,173	2,655,744	2,596,493	—	—	176	—	631,424	631,424
1,335,173	2,655,744	3,359,493	—	—	274	—	631,424	631,424
*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$140,218,724	$—	$—	$140,218,724
Short-Term Investments	631,424	—	—	631,424
Total	$140,850,148	$—	$—	$140,850,148
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2CUS-PH1
R-080548-1 (1/23)